Capitalized Costs Related to Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Property acquisition costs		$ 12,463	$ 3,660	$ 2,703	$ 6,100
Exploration costs		65,990	34,576	3,694	304
Total unproved property costs		78,453	38,236	6,397	6,404
Unproved property costs	99,300	78,453	59,626	28,419
Oilfield inventories		3,339	2,829	5,400
Capitalized Costs, Oil and Gas Producing Activities, Net, Total		81,792	62,455	33,819
As Previously Reported [Member]
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Exploration costs		27,416
Total unproved property costs		27,416
Petrodelta's [Member]
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Proved property costs		250,259	184,640	139,702
Unproved property costs			1,434	1,365
Oilfield inventories		28,992	13,764	9,630
Less accumulated depletion and impairment		(81,629)	(57,346)	(43,856)
Capitalized Costs, Oil and Gas Producing Activities, Net, Total		197,622	142,492	106,841
Oman [Member]
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Unproved property costs			5,084	4,216
Oilfield inventories			209
Capitalized Costs, Oil and Gas Producing Activities, Net, Total			5,293	4,216
Gabon [Member]
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Unproved property costs		73,233	46,447	8,171
Oilfield inventories		3,209	2,480
Capitalized Costs, Oil and Gas Producing Activities, Net, Total		76,442	48,927	8,171
Indonesia [Member]
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Unproved property costs		5,220	5,195	9,605
Oilfield inventories		130	140	1,435
Capitalized Costs, Oil and Gas Producing Activities, Net, Total		5,350	5,335	11,040
United States [Member]
Capitalized Costs Relating To Oil And Gas Properties [Line Items]
Unproved property costs			2,900	6,427
Oilfield inventories				3,965
Capitalized Costs, Oil and Gas Producing Activities, Net, Total			$ 2,900	$ 10,392